united states
securities and exchange commission

Washington, D.C. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number	811-23581

Waycross Independent Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Jonathan D. Burgess

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Waycross Managed Risk Equity Fund

(WAYEX)

Annual Shareholder Report - February 28, 2025

Fund Overview

This annual shareholder report contains important information about Waycross Managed Risk Equity Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/waycross/. You can also request this information by contacting us at (866) 267-4304.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Waycross Managed Risk Equity Fund	$239	2.30%

How did the Fund perform during the reporting period?

The Waycross Managed Risk Equity Fund (the “Fund”) produced a 7.98% return for the one-year period ended February 28, 2025, underperforming the primary benchmark (custom index) comprised of 50% S&P 500® Index and 50% ICE BofA 3 Month U.S. Treasury Bill Index, which collectively returned 11.72%. Since inception, the Fund produced a 7.33% return ended February 28, 2025, underperforming its primary benchmark, which returned 7.70% for the same period.

During the one-year period ended February 28, 2025, the Financials sector was the most significant contributor to performance, led by the Fund’s long positions in Goldman Sachs (GS), Wells Fargo (WFC), and Citigroup (C). The Industrials sector was the primary detractor of performance during the period due to the short positions in Lockheed Martin (LMT) and Johnson Controls (JCI), and long position in CSX (CSX).

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$38,000
$32,000
$26,000
$20,000
$14,000
$8,000
Apr-2015
Feb-2016
Feb-2017
Feb-2018
Feb-2019
Feb-2020
Feb-2021
Feb-2022
Feb-2023
Feb-2024
Feb-2025
Waycross Managed Risk Equity Fund - $20,051
50% S&P 500® Index/50% ICE BofA 3 Month U.S. Treasury Bill Index - $20,741
S&P 500® Index - $33,750

	Waycross Managed Risk Equity Fund	50% S&P 500® Index/50% ICE BofA 3 Month U.S. Treasury Bill Index	S&P 500® Index
Apr-2015	$10,000	$10,000	$10,000
Feb-2016	$9,100	$9,689	$9,346
Feb-2017	$9,880	$10,866	$11,680
Feb-2018	$11,010	$11,826	$13,677
Feb-2019	$11,010	$12,261	$14,318
Feb-2020	$11,565	$12,926	$15,491
Feb-2021	$15,293	$14,949	$20,338
Feb-2022	$15,466	$16,170	$23,671
Feb-2023	$14,770	$15,803	$21,850
Feb-2024	$18,570	$18,565	$28,504
Feb-2025	$20,051	$20,741	$33,750

Average Annual Total Returns

	1 Year	5 Years	Since Inception (April 29, 2015)
Waycross Managed Risk Equity Fund	7.98%	11.64%	7.33%
50% S&P 500® Index/50% ICE BofA 3 Month U.S. Treasury Bill Index	11.72%	9.92%	7.70%
S&P 500® Index	18.41%	16.85%	13.16%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$105,530,297
  Number of Portfolio Holdings99
  Advisory Fee $1,311,592
  Portfolio Turnover55%

Top Ten Short Holdings (% of net assets)

Holding Name	% of Net Assets
NOV, Inc.	-1.4%
Rockwell Automation, Inc.	-1.3%
Consolidated Edison, Inc.	-1.3%
Walt Disney Company (The)	-1.3%
Medtronic plc	-1.3%
Zimmer Biomet Holdings, Inc.	-1.3%
Lockheed Martin Corporation	-1.2%
Norfolk Southern Corporation	-1.2%
Capital One Financial Corporation	-1.2%
Revvity, Inc.	-1.2%

What did the Fund invest in?

Sector Weighting (% of net assets)*

Value	Value
Energy	0.8%
Materials	1.2%
Utilities	1.5%
Industrials	2.4%
Consumer Staples	3.0%
Health Care	3.8%
Communications	4.0%
Financials	6.3%
Consumer Discretionary	8.6%
Technology	19.2%

* The net percentages are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.

Top Ten Long Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	3.8%
NVIDIA Corporation	3.3%
Amazon.com, Inc.	3.1%
Apple, Inc.	2.8%
Meta Platforms, Inc. - Class A	2.8%
AbbVie, Inc.	2.4%
Alphabet, Inc. - Class A	2.3%
Intuitive Surgical, Inc.	2.2%
Wells Fargo & Company	2.2%
Mastercard, Inc. - Class A	2.2%

Material Fund Changes

No material changes occurred during the year ended February 28, 2025.

Waycross Managed Risk Equity Fund (WAYEX)

Annual Shareholder Report - February 28, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/waycross/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 022825-WAYEX

Waycross Focused Core Equity Fund

(WAYFX)

Annual Shareholder Report - February 28, 2025

Fund Overview

This annual shareholder report contains important information about Waycross Focused Core Equity Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/waycross/. You can also request this information by contacting us at (866) 267-4304.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Waycross Focused Core Equity Fund	$74	0.69%

How did the Fund perform during the reporting period?

The Waycross Focused Core Equity Fund (the “Fund”) produced a 15.29% return for the one-year period ended February 28, 2025, underperforming its primary benchmark, the S&P 500® Index, which returned 18.41% for the same period. Since inception, the Fund produced a 14.20% return ended February 28, 2025, outperforming its primary benchmark, which returned 13.72% for the same period.

During the one-year period ended February 28, 2025, the Technology sector was the most significant contributor to performance, led by the Fund’s positions in NVIDIA (NVDA), Apple (AAPL), and Marvell (MRVL). The Consumer Staples sector was the primary detractor of performance during the period due to the positions in Dollar Tree (DLTR), Dollar General (DG), and Target (TGT).

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$18,000
$16,000
$14,000
$12,000
$10,000
Dec-2020
Feb-2021
Feb-2022
Feb-2023
Feb-2024
Feb-2025
Waycross Focused Core Equity Fund - $17,478
S&P 500® Index - $17,171

	Waycross Focused Core Equity Fund	S&P 500® Index
Dec-2020	$10,000	$10,000
Feb-2021	$10,700	$10,347
Feb-2022	$11,598	$12,043
Feb-2023	$10,955	$11,116
Feb-2024	$15,160	$14,501
Feb-2025	$17,478	$17,171

Average Annual Total Returns

	1 Year	Since Inception (December 15, 2020)
Waycross Focused Core Equity Fund	15.29%	14.20%
S&P 500® Index	18.41%	13.72%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$86,517,013
  Number of Portfolio Holdings31
  Advisory Fee (net of waivers)$122,648
  Portfolio Turnover36%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.3%
Money Market Funds	0.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
33.4%
Consumer Discretionary
13.4%
Health Care
13.1%
Financials
11.4%
Communications
10.6%
Industrials
9.0%
Consumer Staples
6.4%
Energy
1.9%
Money Market Funds
0.7%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.7%
Energy	1.9%
Consumer Staples	6.4%
Industrials	9.0%
Communications	10.6%
Financials	11.4%
Health Care	13.1%
Consumer Discretionary	13.4%
Technology	33.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	6.6%
Apple, Inc.	6.2%
Microsoft Corporation	6.1%
Meta Platforms, Inc. - Class A	5.8%
Alphabet, Inc. - Class A	4.8%
Amazon.com, Inc.	4.2%
Goldman Sachs Group, Inc. (The)	4.1%
Mastercard, Inc. - Class A	3.7%
Wells Fargo & Company	3.7%
Citigroup, Inc.	3.6%

Material Fund Changes

No material changes occurred during the year ended February 28, 2025.

Waycross Focused Core Equity Fund (WAYFX)

Annual Shareholder Report - February 28, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/waycross/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 022825-WAYFX

(b)	Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has an audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Mr. William Chandler. Mr. Chandler is “independent” for purposes of this item.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $31,200 and $30,000 with respect to the registrant’s fiscal years ended February 28, 2025 and February 29, 2024, respectively.

(b)	Audit-Related Fees. No fees were billed in the last fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $6,000 and $6,000 with respect to the fiscal years ended February 28, 2025 and February 29, 2024, respectively. The services comprising these fees are related to the preparation of the Funds’ federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in the last fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	Aggregate non-audit fees of $6,000 and $6,000 were billed by the registrant’s accountant for services rendered to the registrant with respect to the fiscal years ended February 28, 2025 and February 29, 2024, respectively. No non-audit fees were billed in either of the last two fiscal years by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)	Not applicable

(j)	Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

WAYCROSS MANAGED RISK EQUITY FUND

(WAYEX)

WAYCROSS FOCUSED CORE EQUITY FUND

(WAYFX)

Annual Financial Statements and Additional Information

February 28, 2025

WAYCROSS MANAGED RISK EQUITY FUND

SCHEDULE OF INVESTMENTS

February 28, 2025

COMMON STOCKS — 90.4%	Shares	Value
Communications — 6.7%
Internet Media & Services — 5.1%
Alphabet, Inc. - Class A(a)	14,432	$2,457,481
Meta Platforms, Inc. - Class A(a)	4,315	2,883,283
		5,340,764
Telecommunications — 1.6%
T-Mobile US, Inc.	6,200	1,672,078

Consumer Discretionary — 13.4%
Apparel & Textile Products — 1.4%
NIKE, Inc. - Class B	18,200	1,445,626

E-Commerce Discretionary — 3.1%
Amazon.com, Inc.(a)(b)	15,433	3,276,117

Leisure Facilities & Services — 4.2%
Marriott International, Inc. - Class A	6,000	1,682,700
McDonald’s Corporation	3,560	1,097,655
Starbucks Corporation	14,036	1,625,509
		4,405,864
Retail - Discretionary — 4.7%
Lowe’s Companies, Inc.	8,602	2,138,801
O’Reilly Automotive, Inc.(b)	1,120	1,538,477
TJX Companies, Inc. (The)	10,562	1,317,715
		4,994,993
Consumer Staples — 3.7%
Retail - Consumer Staples — 2.8%
Dollar General Corporation	6,937	514,586
Target Corporation	5,658	702,950
Walmart, Inc.	17,500	1,725,675
		2,943,211
Wholesale - Consumer Staples — 0.9%
Sysco Corporation(a)	12,570	949,538

Energy — 4.3%
Oil & Gas Producers — 2.8%
Diamondback Energy, Inc.	7,800	1,239,888
EOG Resources, Inc.	13,360	1,695,919
		2,935,807
Oil & Gas Services & Equipment — 1.5%
Baker Hughes Company	35,700	1,591,863

WAYCROSS MANAGED RISK EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 90.4% (Continued)	Shares	Value
Financials — 10.7%
Asset Management — 1.6%
Charles Schwab Corporation (The)	21,000	$1,670,130

Banking — 7.2%
Citigroup, Inc.(a)	23,128	1,849,083
Fifth Third Bancorp	38,000	1,651,860
Truist Financial Corporation	37,900	1,756,665
Wells Fargo & Company(a)	30,040	2,352,733
		7,610,341
Institutional Financial Services — 1.9%
Goldman Sachs Group, Inc. (The)(a)	3,224	2,006,263

Health Care — 12.6%
Biotech & Pharma — 2.4%
AbbVie, Inc.(a)	12,104	2,530,099

Health Care Facilities & Services — 1.8%
Cencora, Inc.	5,200	1,318,408
UnitedHealth Group, Inc.	1,149	545,729
		1,864,137
Medical Equipment & Devices — 8.4%
Abbott Laboratories	10,900	1,504,309
Becton, Dickinson and Company	4,087	921,741
Boston Scientific Corporation(b)	13,850	1,437,492
Danaher Corporation(a)	4,515	938,036
IDEXX Laboratories, Inc.(b)	1,592	695,879
Intuitive Surgical, Inc.(b)	4,138	2,371,695
Thermo Fisher Scientific, Inc.	2,000	1,057,920
		8,927,072
Industrials — 8.2%
Aerospace & Defense — 1.8%
Boeing Company (The)(b)	11,228	1,960,746

Diversified Industrials — 3.2%
Emerson Electric Company	13,243	1,610,481
Honeywell International, Inc.	8,308	1,768,690
		3,379,171

WAYCROSS MANAGED RISK EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 90.4% (Continued)	Shares	Value
Industrials — 8.2% (Continued)
Machinery — 1.1%
Ingersoll Rand, Inc.	13,700	$1,161,486

Transportation & Logistics — 2.1%
CSX Corporation	68,486	2,192,237

Materials — 2.9%
Chemicals — 1.9%
DuPont de Nemours, Inc.	12,000	981,240
International Flavors & Fragrances, Inc.	12,920	1,056,985
		2,038,225
Construction Materials — 1.0%
Carlisle Companies, Inc.	2,910	991,612

Technology — 25.1%
Semiconductors — 8.4%
Advanced Micro Devices, Inc.(b)	9,000	898,740
Analog Devices, Inc.(a)	9,588	2,205,815
Broadcom, Inc.	7,554	1,506,494
NVIDIA Corporation(a)	27,879	3,482,645
ON Semiconductor Corporation(b)	16,000	752,800
		8,846,494
Software — 10.2%
Adobe, Inc.(b)	3,330	1,460,405
Check Point Software Technologies Ltd.(b)	5,300	1,167,378
Intuit, Inc.	2,070	1,270,649
Microsoft Corporation(a)	10,035	3,983,795
Oracle Corporation	6,000	996,360
Salesforce, Inc.	4,900	1,459,465
ServiceNow, Inc.(b)	436	405,375
		10,743,427
Technology Hardware — 3.5%
Apple, Inc.(a)	12,287	2,971,488
Hewlett Packard Enterprise Company	38,000	752,780
		3,724,268

WAYCROSS MANAGED RISK EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 90.4% (Continued)	Shares	Value
Technology — 25.1% (Continued)
Technology Services — 3.0%
Mastercard, Inc. - Class A(a)	4,066	$2,343,277
PayPal Holdings, Inc.(a)(b)	11,843	841,445
		3,184,722
Utilities — 2.8%
Electric Utilities — 2.8%
Edison International	21,000	1,143,240
Xcel Energy, Inc.	25,600	1,845,760
		2,989,000

Total Common Stocks (Cost $64,034,860)		$95,375,291

MONEY MARKET FUNDS — 7.7%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 4.24%(c) (Cost $8,141,099)	8,141,099	$8,141,099

Investments at Value — 98.1% (Cost $72,175,959)		$103,516,390

Assets in Excess of Other Liabilities — 1.9%		2,013,907

Net Assets — 100.0%		$105,530,297

(a)	All or a portion this security is pledged as collateral for open short positions. The total value of such securities as of February 28, 2025 was $25,662,256.

(b)	Non-income producing security.

(c)	The rate shown is the 7-day effective yield as of February 28, 2025.

See accompanying notes to financial statements.

WAYCROSS MANAGED RISK EQUITY FUND

SCHEDULE OF SECURITIES SOLD SHORT

February 28, 2025

COMMON STOCKS — 39.6%	Shares	Value
Communications — 2.7%
Cable & Satellite — 1.4%
Charter Communications, Inc. - Class A	1,500	$545,355
Comcast Corporation - Class A	26,000	932,880
		1,478,235
Entertainment Content — 1.3%
Walt Disney Company (The)	12,000	1,365,600

Consumer Discretionary — 4.8%
Leisure Facilities & Services — 1.0%
Hilton Worldwide Holdings, Inc.	4,200	1,112,832

Retail - Discretionary — 3.8%
AutoZone, Inc.	300	1,047,903
Burlington Stores, Inc.	4,400	1,097,052
Home Depot, Inc. (The)	2,500	991,500
Lululemon Athletica, Inc.	2,300	840,903
		3,977,358
Consumer Staples — 0.7%
Beverages — 0.7%
Constellation Brands, Inc. - Class A	4,100	719,550

Energy — 3.5%
Oil & Gas Producers — 2.1%
Occidental Petroleum Corporation	24,000	1,172,160
Ovintiv, Inc.	24,000	1,043,040
		2,215,200
Oil & Gas Services & Equipment — 1.4%
NOV, Inc.	100,500	1,499,460

Financials — 4.4%
Asset Management — 1.1%
T. Rowe Price Group, Inc.	11,100	1,173,492

Banking — 2.1%
Commerce Bancshares, Inc.	16,590	1,079,180
PNC Financial Services Group, Inc. (The)	6,200	1,189,904
		2,269,084
Specialty Finance — 1.2%
Capital One Financial Corporation	6,100	1,223,355

WAYCROSS MANAGED RISK EQUITY FUND

SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 39.6% (Continued)	Shares	Value
Health Care — 8.8%
Biotech & Pharma — 3.1%
Biogen, Inc.	6,700	$941,350
Johnson & Johnson	7,100	1,171,642
Pfizer, Inc.	44,400	1,173,492
		3,286,484
Medical Equipment & Devices — 5.7%
Edwards Lifesciences Corporation	14,000	1,002,680
Medtronic plc	14,800	1,361,896
Mettler-Toledo International, Inc.	850	1,081,812
Revvity, Inc.	10,870	1,219,071
Zimmer Biomet Holdings, Inc.	12,810	1,336,339
		6,001,798
Industrials — 5.8%
Aerospace & Defense — 1.2%
Lockheed Martin Corporation	2,900	1,306,073

Diversified Industrials — 1.0%
Illinois Tool Works, Inc.	4,100	1,082,318

Electrical Equipment — 2.4%
Lennox International, Inc.	1,800	1,081,890
Rockwell Automation, Inc.	4,900	1,407,035
		2,488,925
Transportation & Logistics — 1.2%
Norfolk Southern Corporation	5,000	1,228,750

Materials — 1.7%
Chemicals — 1.7%
Olin Corporation	30,795	781,885
PPG Industries, Inc.	8,600	973,692
		1,755,577
Technology — 5.9%
Semiconductors — 1.0%
Texas Instruments, Inc.	5,350	1,048,547

WAYCROSS MANAGED RISK EQUITY FUND

SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 39.6% (Continued)	Shares	Value
Technology — 5.9% (Continued)
Software — 3.1%
Autodesk, Inc.	3,930	$1,077,645
Palo Alto Networks, Inc.	6,300	1,199,709
Workday, Inc. - Class A	3,750	987,525
		3,264,879
Technology Hardware — 0.9%
Cisco Systems, Inc.	14,900	955,239

Technology Services — 0.9%
Accenture plc - Class A	2,863	997,755

Utilities — 1.3%
Electric Utilities — 1.3%
Consolidated Edison, Inc.	13,500	1,370,520

Total Securities Sold Short — 39.6% (Proceeds $42,588,840)		$41,821,031

plc	- Public Limited Company

See accompanying notes to financial statements.

WAYCROSS FOCUSED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS

February 28, 2025

COMMON STOCKS — 99.2%	Shares	Value
Communications — 10.6%
Internet Media & Services — 10.6%
Alphabet, Inc. - Class A	24,314	$4,140,188
Meta Platforms, Inc. - Class A	7,580	5,064,956
		9,205,144
Consumer Discretionary — 13.4%
E-Commerce Discretionary — 4.2%
Amazon.com, Inc.(a)	17,016	3,612,157

Leisure Facilities & Services — 6.6%
McDonald’s Corporation	9,363	2,886,894
Starbucks Corporation	24,266	2,810,245
		5,697,139
Retail - Discretionary — 2.6%
Lowe’s Companies, Inc.	9,032	2,245,716

Consumer Staples — 6.4%
Retail - Consumer Staples — 3.7%
Dollar General Corporation	18,285	1,356,381
Target Corporation	14,977	1,860,743
		3,217,124
Wholesale - Consumer Staples — 2.7%
Sysco Corporation	30,738	2,321,948

Energy — 1.9%
Oil & Gas Producers — 1.9%
EOG Resources, Inc.	13,117	1,665,072

Financials — 11.4%
Banking — 7.3%
Citigroup, Inc.	38,835	3,104,858
Wells Fargo & Company	41,256	3,231,170
		6,336,028
Institutional Financial Services — 4.1%
Goldman Sachs Group, Inc. (The)	5,742	3,573,189

Health Care — 13.1%
Biotech & Pharma — 3.3%
AbbVie, Inc.	13,777	2,879,806

WAYCROSS FOCUSED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 99.2% (Continued)	Shares	Value
Health Care — 13.1% (Continued)
Health Care Facilities & Services — 1.7%
UnitedHealth Group, Inc.	3,021	$1,434,854

Medical Equipment & Devices — 8.1%
Becton, Dickinson and Company	10,850	2,447,001
IDEXX Laboratories, Inc.(a)	4,327	1,891,375
Intuitive Surgical, Inc.(a)	4,713	2,701,256
		7,039,632
Industrials — 9.0%
Aerospace & Defense — 3.1%
Boeing Company (The)(a)	15,170	2,649,137

Diversified Industrials — 3.2%
Honeywell International, Inc.	13,090	2,786,730

Transportation & Logistics — 2.7%
CSX Corporation	72,347	2,315,828

Technology — 33.4%
Semiconductors — 12.6%
Analog Devices, Inc.	12,108	2,785,567
Broadcom, Inc.	12,136	2,420,282
NVIDIA Corporation	45,772	5,717,838
		10,923,687
Software — 9.5%
Adobe, Inc.(a)	4,305	1,888,001
Microsoft Corporation	13,201	5,240,665
ServiceNow, Inc.(a)	1,156	1,074,803
		8,203,469
Technology Hardware — 6.2%
Apple, Inc.	21,950	5,308,388

Technology Services — 5.1%
Mastercard, Inc. - Class A	5,625	3,241,744
PayPal Holdings, Inc.(a)	16,768	1,191,366
		4,433,110

Total Common Stocks (Cost $76,678,999)		$85,848,158

WAYCROSS FOCUSED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 0.7%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 4.24%(b) (Cost $587,386)	587,386	$587,386

Investments at Value — 99.9% (Cost Cost $77,266,385)		$86,435,544

Other Assets in Excess of Liabilities — 0.1%		81,469

Net Assets — 100.0%		$86,517,013

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of February 28, 2025.

See accompanying notes to financial statements.

WAYCROSS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

February 28, 2025

	Waycross Managed Risk Equity Fund	Waycross Focused Core Equity Fund
ASSETS
Investments in securities:
At cost	$72,175,959	$77,266,385
At value (Note 2)	$103,516,390	$86,435,544
Cash deposits for securities sold short (Note 2)	43,826,312	—
Receivable for capital shares sold	30,584	38,520
Dividends and interest receivable	122,180	85,948
Other assets	22,028	21,024
Total assets	147,517,494	86,581,036

LIABILITIES
Securities sold short, at value (proceeds $42,588,840 and $—) (Note 2)	41,821,031	—
Payable for capital shares redeemed	—	17,421
Dividends payable on securities sold short (Note 2)	50,080	—
Payable to Adviser (Note 4)	102,533	24,741
Payable to administrator (Note 4)	8,407	7,359
Other accrued expenses	5,146	14,502
Total liabilities	41,987,197	64,023

NET ASSETS	105,530,297	86,517,013

NET ASSETS CONSIST OF:
Paid-in capital	$68,266,111	$75,973,484
Distributable earnings	37,264,186	10,543,529
NET ASSETS	$105,530,297	$86,517,013

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	6,251,806	5,046,404

Net asset value, offering price and redemption price per share (Note 2)	$16.88	$17.14

See accompanying notes to financial statements.

WAYCROSS FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended February 28, 2025

	Waycross Managed Risk Equity Fund	Waycross Focused Core Equity Fund
INVESTMENT INCOME
Dividend income	$1,649,835	$705,722
Broker interest income	1,910,653	—
	3,560,488	705,722
EXPENSES
Management fees (Note 4)	1,311,592	356,562
Dividend expense on securities sold short (Note 2)	837,150	—
Administration fees (Note 4)	88,601	58,512
Registration and filing fees	36,384	46,826
Trustees’ fees and expenses (Note 4)	25,241	25,241
Transfer agent fees (Note 4)	19,617	20,633
Legal fees	18,635	18,635
Audit and tax services fees	18,432	18,432
Compliance fees and expenses (Note 4)	13,978	13,978
Custody and bank service fees	9,545	12,332
Shareholder reporting expenses	9,745	9,012
Insurance expense	8,534	6,459
Postage and supplies	3,268	3,115
Other expenses	21,433	16,946
Total expenses	2,422,155	606,683
Less fee reductions and expense reimbursements by the Adviser (Note 4)	—	(233,914)
Net expenses	2,422,155	372,769

NET INVESTMENT INCOME	1,138,333	332,953

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND SECURITIES SOLD SHORT
Net realized gains (losses) from:
Investments	12,849,437	1,604,934
Securities sold short	(4,405,799)	—
Net change in unrealized appreciation (depreciation) on:
Investments	(3,211,574)	5,406,520
Securities sold short	1,685,458	—
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND SECURITIES SOLD SHORT	6,917,522	7,011,454

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,055,855	$7,344,407

See accompanying notes to financial statements.

WAYCROSS MANAGED RISK EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28, 2025	Year Ended February 29, 2024
FROM OPERATIONS
Net investment income	$1,138,333	$1,242,873
Net realized gains (losses) from:
Investments	12,849,437	7,846,064
Securities sold short	(4,405,799)	(3,719,325)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,211,574)	17,531,328
Securities sold short	1,685,458	(1,452,067)
Net increase in net assets resulting from operations	8,055,855	21,448,873

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(6,323,435)	(2,636,401)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	7,628,325	4,060,659
Net asset value of shares issued in reinvestment of distributions	616,766	260,521
Payments for shares redeemed	(5,015,137)	(9,268,169)
Net increase (decrease) in net assets from capital share transactions	3,229,954	(4,946,989)

TOTAL INCREASE IN NET ASSETS	4,962,374	13,865,483

NET ASSETS
Beginning of year	100,567,923	86,702,440
End of year	$105,530,297	$100,567,923

CAPITAL SHARE ACTIVITY
Shares sold	447,705	267,604
Shares reinvested	36,822	16,873
Shares redeemed	(291,483)	(611,119)
Net increase (decrease) in shares outstanding	193,044	(326,642)
Shares outstanding at beginning of year	6,058,762	6,385,404
Shares outstanding at end of year	6,251,806	6,058,762

See accompanying notes to financial statements.

WAYCROSS FOCUSED CORE EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28, 2025	Year Ended February 29, 2024
FROM OPERATIONS
Net investment income	$332,953	$80,199
Net realized gains from investments	1,604,934	89,061
Net change in unrealized appreciation (depreciation) on investments	5,406,520	4,082,375
Net increase in net assets resulting from operations	7,344,407	4,251,635

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(219,798)	(100,653)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	65,880,279	5,763,799
Net asset value of shares issued in reinvestment of distributions	138,440	91,260
Payments for shares redeemed	(4,754,577)	(1,379,916)
Net increase in net assets from capital share transactions	61,264,142	4,475,143

TOTAL INCREASE IN NET ASSETS	68,388,751	8,626,125

NET ASSETS
Beginning of year	18,128,262	9,502,137
End of year	$86,517,013	$18,128,262

CAPITAL SHARE ACTIVITY
Shares sold	4,112,780	449,153
Shares reinvested	8,139	6,705
Shares redeemed	(290,508)	(116,345)
Net increase in shares outstanding	3,830,411	339,513
Shares outstanding at beginning of year	1,215,993	876,480
Shares outstanding at end of year	5,046,404	1,215,993

See accompanying notes to financial statements.

WAYCROSS MANAGED RISK EQUITY FUND

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 28, 2022	Year Ended February 28, 2021
Net asset value at beginning of year	$16.60	$13.58	$14.22	$14.81	$11.33
Income (loss) from investment operations:
Net investment income (loss)	0.19	0.21	0.00 (a)	(0.18)	(0.16)
Net realized and unrealized gains (losses) on investments	1.13	3.25	(0.64)	0.39	3.81
Total from investment operations	1.32	3.46	(0.64)	0.21	3.65
Less distributions from:
Net investment income	(0.30)	(0.12)	—	—	—
Net realized gains	(0.74)	(0.32)	—	(0.80)	(0.17)
Total distributions	(1.04)	(0.44)	—	(0.80)	(0.17)
Net asset value at end of year	$16.88	$16.60	$13.58	$14.22	$14.81
Total return(b)	7.98%	25.73%	(4.50%)	1.13%	32.24%
Net assets at end of year (000’s)	$105,530	$100,568	$86,702	$95,532	$89,262

Ratios/supplementary data:
Ratio of total expenses to average net assets	2.30%	2.28%	2.27%	2.31%	2.35%
Ratio of net expenses to average net assets	2.30%	2.28%	2.27%	2.31%	2.45	%(c)(d)
Ratio of net expenses to average net assets excluding dividend expense and brokerage expense on securities sold short	1.51%	1.53%	1.50%	1.49%	1.69	%(c)
Ratio of net investment income (loss) to average net assets	1.08%	1.33%	0.04%	(1.26%)	(1.39	%)(c)
Portfolio turnover rate	55%	45%	74%	72%	63%

(a)	Amount rounds to less than $0.01 per share.
(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced fees and reimbursed expenses (Note 4).
(c)	Ratio was determined after management fee recoupments, reductions and/or expense reimbursements (Note 4).
(d)	Ratio was determined including prior years’ management fee reductions recouped by the Adviser in the amount of 0.10% for the year ended February 28, 2021 (Note 4).

See accompanying notes to financial statements.

WAYCROSS FOCUSED CORE EQUITY FUND

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 28, 2022		Period Ended February 28, 2021(a)
Net asset value at beginning of period	$14.91	$10.84	$11.53	$10.70		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.05	0.05	0.06	0.00	(b)	(0.01)
Net realized and unrealized gains (losses) on investments	2.23	4.10	(0.70)	0.90	(c)	0.71
Total from investment operations	2.28	4.15	(0.64)	0.90		0.70
Less distributions from:
Net investment income	(0.05)	(0.08)	(0.01)	(0.00	)(b)	—
Net realized gains	—	—	(0.04)	(0.07)		—
Total distributions	(0.05)	(0.08)	(0.05)	(0.07)		—
Net asset value at end of period	$17.14	$14.91	$10.84	$11.53		$10.70
Total return(d)	15.29%	38.39%	(5.54%)	8.39%		7.00	%(e)
Net assets at end of period (000’s)	$86,517	$18,128	$9,502	$10,877		$498

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.12%	2.31%	2.47%	7.56%		31.14	%(f)
Ratio of net expenses to average net assets(g)	0.69%	0.74%	0.89%	0.89%		1.14	%(f)
Ratio of net investment income (loss) to average net assets(g)	0.61%	0.67%	0.57%	0.14%		(0.26	%)(f)
Portfolio turnover rate	36%	35%	30%	17%		4	%(e)

(a)	Represents the period from the commencement of operations (December 15, 2020) through February 28, 2021.
(b)	Amount rounds to less than $0.01 per share.
(c)	Represents a balancing figure from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of net realized and unrealized losses on the Statement of Operations for the same period.
(d)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced fees and/or reimbursed expenses (Note 4).
(e)	Not annualized.
(f)	Annualized.
(g)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

WAYCROSS FUNDS

NOTES TO FINANCIAL STATEMENTS

February 28, 2025

1. Organization

Waycross Managed Risk Equity Fund and Waycross Focused Core Equity Fund (individually, a “Fund,” and collectively, the “Funds”) are each a series of Waycross Independent Trust (the “Trust”), an open-end management investment company. The Trust was organized on May 28, 2020 as a Delaware statutory trust. Waycross Managed Risk Equity Fund is a diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”) and Waycross Focused Core Equity Fund is a non-diversified fund. Waycross Managed Risk Equity Fund was reorganized into the Trust as of the close of business on November 17, 2020. It was formerly a series of Ultimus Managers Trust. Waycross Focused Core Equity Fund commenced operations on December 15, 2020.

The investment objective of the Waycross Managed Risk Equity Fund is to seek long-term capital appreciation with a secondary emphasis on reducing portfolio risk and volatility relative to the S&P 500® Index.

The investment objective of the Waycross Focused Core Equity Fund is to seek capital appreciation over a full market cycle, which the Fund defines as a sustained upswing in equity markets followed by a pull back and recovery.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the Vice President of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

2. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

WAYCROSS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Securities valuation – The Funds value their portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies that are not listed on an exchange, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value as determined by Waycross Partners, LLC (the “Adviser”), as the Funds’ valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the assets or liability, either directly or indirectly; these inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates and similar data

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure

WAYCROSS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of each Fund’s investments and the inputs used to value the investments as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Waycross Managed Risk Equity Fund:
Common Stocks	$95,375,291	$—	$—	$95,375,291
Money Market Funds	8,141,099	—	—	8,141,099
Total	$103,516,390	$—	$—	$103,516,390

Common Stocks – Sold Short	$(41,821,031)	$—	$—	$(41,821,031)

	Level 1	Level 2	Level 3	Total
Waycross Focused Core Equity Fund:
Common Stocks	$85,848,158	$—	$—	$85,848,158
Money Market Funds	587,386	—	—	587,386
Total	$86,435,544	$—	$—	$86,435,544

Refer to each Fund’s Schedule of Investments and Schedule of Securities Sold Short, as applicable, for a listing of the common stocks by sector and industry type. The Funds did not hold derivative instruments or have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended February 28, 2025.

Share valuation – The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share.

Investment income – Dividend income and expense is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income and expense is accrued as earned. Withholding taxes on foreign dividends have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Funds based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

WAYCROSS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Distributions to shareholders – Distributions to shareholders arising from net investment income, if any, are declared and paid annually to shareholders. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid by Waycross Managed Risk Equity Fund and Waycross Focused Core Equity Fund during the years ended February 28, 2025 and February 29, 2024 was as follows:

Years Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
Waycross Managed Risk Equity Fund:
February 28, 2025	$1,650,277	$4,673,158	$6,323,435
February 29, 2024	$735,323	$1,901,078	$2,636,401

Waycross Focused Core Equity Fund:
February 28, 2025	$219,798	$—	$219,798
February 29, 2024	$100,653	$—	$100,653

Short sales – Waycross Managed Risk Equity Fund sells securities short. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is liable for any dividends payable on securities while those securities are in a short position and will also bear other costs, such as charges for the prime brokerage accounts, in connection with the short position. These costs, if any, are reported as dividend expense and brokerage expense on securities sold short, respectively, on the Statements of Operations. Net income earned on short sale proceeds held on deposit with the broker and/or margin interest earned, if any, are included in interest income on the Statements of Operations. Under Rule 18f-4 of the 1940 Act, the Fund is permitted to engage in derivatives transactions, including short sales, provided it complies with certain conditions aimed at addressing undue speculation and asset sufficiency. The rule rescinded the staff’s prior guidance under Investment Company Act Release No. 10-666, which required that the Fund segregate collateral deposited with brokers, with such collateral being reported on the Fund’s Statements of Assets and Liabilities. Under the rule’s new conditions, the Fund must adopt and implement a written derivatives risk management program (unless it qualifies as a limited derivatives user), adhere to a Value-at-Risk (VaR) based limit on its derivatives transactions (including short sales), and providing regular reports to the Board on the program’s effectiveness and any breaches of risk guidelines. To the extent the Fund invests the proceeds received from

WAYCROSS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

selling securities short, it is engaging in a form of leverage. The use of leverage by the Fund may make any change in the Fund’s NAV greater than it would be without the use of leverage. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of the Adviser to accurately anticipate the future value of a security.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2025:

	Waycross Managed Risk Equity Fund	Waycross Focused Core Equity Fund
Tax cost of investments and securities sold short	$29,680,600	$77,332,851
Gross unrealized appreciation	$36,758,930	$11,763,067
Gross unrealized depreciation	(4,744,171)	(2,660,374)
Net unrealized appreciation	32,014,759	9,102,693
Undistributed ordinary income	—	446,667
Undistributed long-term capital gains	5,249,427	994,169
Total distributable earnings	$37,264,186	$10,543,529

The federal income tax cost of investments and securities sold short for the Funds temporarily differ from the financial statement cost of portfolio investments (“book/tax difference”). These book/tax differences are due to the recognition of capital gains or losses under income tax regulations and GAAP, primarily due to the tax deferral of losses on wash sales.

WAYCROSS FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

During the year ended February 28, 2025, Waycross Focused Core Equity Fund utilized $248,367 of short-term capital loss carryforwards and $49,940 of long-term capital loss carryforwards against current year gains.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Funds’ tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. federal.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax on the Statements of Operations. During the year ended February 28, 2025, the Funds did not incur any interest or penalties.

3. Investment Transactions

Investment transactions, other than short-term investments and U.S. government securities, were as follows for the year ended February 28, 2025:

	Waycross Managed Risk Equity Fund	Waycross Focused Core Equity Fund
Purchases of investment securities	$51,341,734	$80,398,549
Proceeds from sales of investment securities	$58,591,259	$19,395,946

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

Under the Investment Advisory Agreement, Waycross Managed Risk Equity Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of its average daily net assets. Under the Investment Advisory Agreement, Waycross Focused Core Equity Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.66% of its average daily net assets.

Pursuant to an amended Expense Limitation Agreement between the Trust and the Adviser (the “ELA”), the Adviser has contractually agreed, until June 30, 2025, to reduce management fees and reimburse other expenses to the extent necessary to limit total annual operating expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Funds, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Funds’ business) to an amount not exceeding 1.70% of Waycross Managed Risk Equity Fund’s average daily net assets and 0.69% of Waycross Focused Core Equity Fund’s average daily net assets.

WAYCROSS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

During the year ended February 28, 2025, the Adviser reduced its management fees earned for Waycross Focused Core Equity Fund by $233,914.

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for three years after such fees and expenses were incurred, provided that the repayments do not cause total annual operating expenses (after repayment is taken into account) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to June 30, 2025, this agreement may not be modified or terminated without the approval of the Board. This agreement will terminate automatically if the Funds’ investment advisory agreement with the Adviser is terminated. As of February 28, 2025, the Adviser may seek repayment of fee reductions and/or expense reimbursements no later than the date below:

Waycross Focused Core Equity Fund
February 28, 2026	$152,546
February 28, 2027	188,264
February 29, 2028	233,914
Total	$574,724

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Funds’ portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and/or the Distributor and are not paid for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” of the Trust (“Independent Trustee”) receives from the Trust an $8,000 annual retainer, payable quarterly and a $1,000 fee for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

WAYCROSS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

PRINCIPAL HOLDERS OF FUND SHARES

As of February 28, 2025, the following shareholders owned of record 25% or more of the outstanding shares of each Fund:

Name of Record Owner	% Ownership
Waycross Managed Risk Equity Fund
National Financial Services, LLC (for the benefit of its customers)	96%

Waycross Focused Core Equity Fund
National Financial Services, LLC (for the benefit of its customers)	56%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio would be adversely affected.

As of February 28, 2025, Waycross Managed Risk Equity Fund had the following percentages of the value of its net assets invested or sold short in common stocks within the Technology sector:

Sector	Long Positions	Short Positions	Net Exposure
Technology	25.1%	(5.9%)	19.2%

WAYCROSS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

As shown above, although Waycross Managed Risk Equity Fund has greater than 25% of its net assets invested in long positions in the sector noted, the sector exposure is mitigated by short positions. As part of the Fund’s principal investment strategies, the Adviser monitors the Fund’s exposure to ensure the Fund’s portfolio is adequately diversified.

As of February 28, 2025, Waycross Focused Core Equity Fund had 33.4% of the value of its net assets invested in common stocks within the Technology sector.

7. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

WAYCROSS FUNDS

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Waycross Independent Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and schedule of securities sold short, of Waycross Independent Trust, comprising the funds listed below (the “Funds”), as of February 28, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Waycross Managed Risk Equity Fund	For the year ended February 28, 2025	For the years ended February 28, 2025, and February 29, 2024	For the years ended February 28, 2025, February 29, 2024, February 28, 2023, February 28, 2022, and February 28, 2021
Waycross Focused Core Equity Fund	For the year ended February 28, 2025	For the years ended February 28, 2025, and February 29, 2024	For the years ended February 28, 2025, February 29, 2024, February 28, 2023, and February 28, 2022, and for the period from December 15, 2020 (commencement of operations) through February 28, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

WAYCROSS FUNDS

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (Continued)

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2015.

COHEN & COMPANY, LTD.

Cleveland, Ohio

April 25, 2025

WAYCROSS FUNDS

ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended February 28, 2025, Waycross Managed Risk Equity Fund designated $4,673,158 as long-term capital gain distributions.

Qualified Dividend Income – Waycross Managed Risk Equity Fund and Waycross Focused Core Equity Fund designates 98.30% and 100%, respectively, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue code, as qualified dividend income eligible for the reduced tax rate.

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. For Waycross Managed Risk Equity Fund and Waycross Focused Core Equity Fund’s fiscal year 2025 ordinary income dividends, 42.28% and 100%, respectively, of each Fund qualifies for the corporate dividends received deduction.

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Code of Ethics is filed herewith.

(a)(2) Not applicable.

(a)(3) A separate certification for each principle executive officer and principle financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CRF 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30.a-2(b)): Attached hereto.

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Waycross Independent Trust

By (Signature and Title)*	/s/ Matthew G. Bevin
Matthew G. Bevin, Principal Executive Officer, President, Principal Financial Officer & Treasurer

Date	May 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Matthew G. Bevin
Matthew G. Bevin, Principal Executive Officer, President, Principal Financial Officer & Treasurer

Date	May 2, 2025

*	Print the name and title of each signing officer under his or her signature.